Offerings	Oct. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2029
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,347,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,193.23
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Workday, Inc.'s Registration Statement on Form S-3 (File No. 333-296348), in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,575,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,463.03
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.300% Senior Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 745,905,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 64,893.74
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 496,815,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,222.91
Offering Note	See Offering Note 1.